PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Schedule of jointly owned facilities

JOINTLY OWNED FACILITIES:  Our share in each jointly owned facility is as follows as of December 31, 2015 (these electric plant in service, accumulated depreciation and construction work in progress amounts are included in the electric plant table above) (thousands):

		Electric		Construction
	Tri-State	Plant in	Accumulated	Work In
	Share	Service	Depreciation	Progress
Yampa Project - Craig Station Units 1 and 2	24.00%	$345,937	$229,464	$23,518
MBPP - Laramie River Station	24.13%	389,283	288,386	13,791
San Juan Project – San Juan Unit 3	8.20%	82,754	61,369	562
Total		$817,974	$579,219	$37,871

Schedule of other plant assets (excluding utility assets)

Other plant assets are as follows (thousands):

	2015	2014
Colowyo Mine assets	$166,157	$152,549
New Horizon Mine assets	48,373	44,812
Fort Union Mine assets	1,158	2,007
Accumulated depreciation and depletion	(67,601)	(52,580)
Net mine assets	148,087	146,788

Non-utility assets	12,269	11,326
Accumulated depreciation	(5,870)	(5,537)
Net non-utility assets	6,399	5,789
Net other plant	$154,486	$152,577

Electric Plant
PROPERTY, PLANT AND EQUIPMENT
Schedule of investment in plant

ELECTRIC PLANT:  Our investment in electric plant and the related annual rates of depreciation or amortization calculated using the straight‑line method are as follows (thousands):

	Annual Depreciation Rate			2015	2014
Generation plant	0.44%	to	3.16%	$3,498,248	$3,379,305
Transmission plant	2.00%	to	2.88%	1,294,151	1,161,462
General plant	3.00%	to	33.33%	430,842	392,963
Other	2.80%	to	5.60%	263,277	259,506
Electric plant in service (at cost)				5,486,518	5,193,236
Construction work in progress				216,279	206,097
Less allowances for depreciation and amortization				(2,240,732)	(2,129,173)
Electric plant				$3,462,065	$3,270,160